SCHEDULE OF RESTATEMENT FOR THE FINANCIAL STATEMENTS (Details) (Parenthetical) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduce inventory				$ 130,880	$ 1,120,416	$ 927,623	$ 1,036,453
Interest expense, net		$ (1,860,323)	$ (582,123)	(2,004,679)	(988,452)	(1,866,438)	(791,730)
Principal payments on financing lease				(598,766)	(597,117)	(712,794)	(568,567)
Non-cash PIK interest				$ 30,393	$ 143,731	$ 344,151	28,255
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduce inventory	[1]						154,000
Interest expense, net	[2]						60,215
Principal payments on financing lease	[3]						28,255
Non-cash PIK interest	[4]						$ 28,255

[1]	Adjustment in the amount of $154,000 to reduce inventory to net realizable value, as certain inventory units had a net realizable value below their recorded cost.
[2]	Adjustment in the amount of $60,215 to correct the number of warrants used in calculating the debt discount associated with warrants issued in conjunction with convertible debt, which resulted in an overstatement of the debt discount and additional paid-in capital.
[3]	Reclassification adjustment in the amount of $28,255 between debt discount and principal payments related to financing leases to properly present the amounts.
[4]	Reclassification in the amount of $28,255 of non-cash PIK interest to be consistent with current year reporting.